Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Details))
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Summarized statement of financial position
Current assets	¥ 19,260,985		¥ 17,382,304		$ 2,976,370
Current liabilities	(13,051,795)		(11,209,055)		(2,016,873)
Non-current liabilities	(1,406,453)		(1,071,751)		(217,338)
Total equity	11,832,710		11,573,385	¥ 11,147,554	1,828,490	¥ 10,961,904
Attributable to NCI	2,818,086		2,805,856		435,474
Summarized statement of comprehensive income
Revenue	20,581,170	$ 3,180,376	18,016,085	16,263,248
Profit after tax	779,326	120,427	860,700	974,400
Total comprehensive income for the year	712,710	110,133	872,217	1,056,291
Attributable to NCI	219,744	33,956	261,848	292,356
Summarized statement of cash flows
Operating	1,415,368	218,714	1,583,016	670,601
Investing	(785,753)	(121,421)	(810,477)	(79,992)
Financing	(461,832)	(71,367)	(589,429)	(449,525)
Guangxi Yuchai Machinery Company Lmited [member]
Summarized statement of financial position
Current assets	18,395,754		16,444,627		2,842,667
Non-current assets, excluding goodwill	6,722,233		6,160,217		1,038,776
Goodwill	212,636		212,636		32,858
Current liabilities	(13,035,680)		(11,162,938)		(2,014,384)
Non-current liabilities	(1,293,007)		(964,084)		(199,806)
Net assets	11,001,936		10,690,458		1,700,111
Total equity	11,001,936		10,690,458		1,700,111
Attributable to NCI	2,624,933		2,603,227		$ 405,627
Summarized statement of comprehensive income
Revenue	20,557,660	3,176,743	17,980,304	16,210,467
Profit after tax	829,042	128,111	825,807	972,010
Total comprehensive income for the year	826,214	127,674	828,861	867,438
Attributable to NCI	229,231	35,423	254,284	252,394
Summarized statement of cash flows
Operating	1,476,034	228,089	1,632,557	701,716
Investing	(794,291)	(122,741)	(858,904)	(331,416)
Financing	(505,997)	(78,191)	(656,576)	(66,975)
Net increase in cash and cash equivalents	¥ 175,746	$ 27,157	¥ 117,077	¥ 303,325